UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 94.8%

	Aerospace & Defense – 1.8%

314,100	Thales S.A.	$19,634,726
	Beverages – 3.7%

714,400	Coca Cola West Holdings Company	16,538,727

1,715,000	Kirin Brewery Company Limited	23,965,786
	Total Beverages	40,504,513

	Building Products – 0.9%

611,800	JS Group Corporation	9,910,890
	Chemicals – 2.1%

9,967,800	Dyno Nobel, Limited	22,954,127
	Commercial Services & Supplies – 3.8%

184,192	Dai Nippon Printing Co., Ltd., ADR	5,323,149

1,856,000	Dai Nippon Printing Co., Ltd.	26,942,766

964,000	Toppan Printing Company Limited	9,405,082
	Total Commercial Services & Supplies	41,670,997

	Communications Equipment – 2.8%

3,187,763	Alcatel-Lucent	30,988,339
	Computers & Peripherals – 3.4%

1,247,006	Gemalto NV, (2)	36,723,738
	Consumer Finance – 2.1%

270,100	ACOM Company Limited	6,468,185

659,050	Takefuji Corporation	16,863,504
	Total Consumer Finance	23,331,689

	Diversified Telecommunication Services – 15.8%

463,740	Belgacom S.A.	22,222,976

1,971,601	Chunghwa Telecom Co., Ltd., Sponsored ADR	37,854,739

1,400,418	KT Corporation, Sponsored ADR	32,937,831

1,751,750	Nippon Telegraph and Telephone Corporation, ADR	40,202,663

15,346,590	Telecom Italia S.p.A.	39,746,087
	Total Diversified Telecommunication Services	172,964,296

	Electric Utilities – 3.6%

677,300	Centrais Electricas Brasileiras S.A., ADR	10,278,028

669,306	Centrais Electricas Brasileiras S.A., Electrobras	10,383,882

819,125	Korea Electric Power Corporation, Sponsored ADR	18,225,531
	Total Electric Utilities	38,887,441

	Electronic Equipment & Instruments – 0.1%

75,185	Samsung SDI Company Ltd., Series 144A, Reg S, GDR	1,502,535
	Energy Equipment & Services – 0.8%

7,739	Areva CI	8,407,844
	Household Durables – 1.5%

1,291,000	Sekisui House, Ltd.	16,516,312
	Leisure Equipment & Products – 2.9%

666,100	Fuji Photo Film Co., Ltd.	31,862,739

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Media – 2.0%

1,069,121	Premiere AG, (2)	$21,890,686
	Metals & Mining – 23.7%

2,948,500	Alumina Limited	18,529,427

826,750	AngloGold Ashanti Limited, Sponsored ADR	38,402,538

725,100	Apex Silver Mines Limited, (2)	14,864,550

977,485	Barrick Gold Corporation	43,136,413

1,289,850	Gold Fields Limited	23,288,138

422,639	Impala Platinum Holdings Limited	15,964,843

683,980	Ivanhoe Mines Ltd., (2)	9,397,885

2,187,000	Lihir Gold Limited, (2)	8,682,646

121,310	Lonmin PLC	8,716,426

294,800	Newcrest Mining Limited	8,986,499

705,200	Newmont Mining Corporation	35,866,472

854,000	NovaGold Resources Inc., (2)	16,055,200

189,450	Rio Tinto PLC	17,765,659
	Total Metals & Mining	259,656,696

	Oil, Gas & Consumable Fuels – 11.3%

2,510,000	BP PLC	32,655,067

2,083,000	Nippon Oil Corporation	18,448,466

722,600	OPTI Canada Inc., (2)	14,572,095

139,300	Petro Canada	8,027,859

368,068	Royal Dutch Shell PLC, Class B, Sponsored ADR	32,113,933

162,939	Suncor Energy, Inc.	17,797,827
	Total Oil, Gas & Consumable Fuels	123,615,247

	Paper & Forest Products – 2.5%

1,509,000	Stora Enso Oyj, R Shares	27,835,433
	Personal Products – 1.4%

636,000	Shiseido Company, Limited	15,311,333
	Pharmaceuticals – 3.3%

714,000	Daiichi Sankyo Company Limited	20,304,744

184,000	Sanofi-Aventis	16,185,446
	Total Pharmaceuticals	36,490,190

	Semiconductors & Equipment – 0.6%

248,700	NEC Electronics Corporation, (2)	6,813,722
	Software – 1.7%

1,350,200	Sega Sammy Holdings Inc.	18,642,522
	Textiles, Apparel & Luxury Goods – 0.9%

764,000	Wacoal Holdings Corporation	9,313,312
	Wireless Telecommunication Services – 2.1%

5,742,367	Vodafone Group PLC	22,628,005
	Total Common Stocks (cost $861,665,725)	1,038,057,332

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.2%

$56,410	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07, repurchase price $56,416,636, collateralized by $45,000,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $57,543,750	4.300%	11/01/07	$56,409,898

	Total Short-Term Investments (cost $56,409,898)			56,409,898

	Total Investments (cost $918,075,623) – 100.0%			1,094,467,230

	Other Assets Less Liabilities – 0.0%			445,688

	Net Assets – 100%			$1,094,912,918

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows United States companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $921,872,295.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$211,376,444
Depreciation	(38,781,509)
Net unrealized appreciation (depreciation) of investments	$172,594,935

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 85.4%

	Aerospace & Defense – 1.3%

63,800	Thales S.A.	$3,988,206
	Auto Components – 0.3%

8,200	Magna International Inc., Class A	777,032
	Biotechnology – 1.7%

93,000	Amgen Inc., (2)	5,404,230
	Chemicals – 1.7%

2,381,200	Dyno Nobel, Limited	5,483,494
	Commercial Services & Supplies – 3.2%

429,300	Allied Waste Industries, Inc., (2)	5,426,352

25,300	Toppan Printing Company Limited, ADR	1,218,195

362,000	Toppan Printing Company Limited	3,531,784
	Total Commercial Services & Supplies	10,176,331

	Construction Materials – 0.4%

530,000	Sumitomo Osaka Cement Company, Limited	1,328,273
	Consumer Finance – 1.2%

148,900	Takefuji Corporation	3,809,993
	Diversified Telecommunication Services – 6.0%

228,599	Chunghwa Telecom Co., Ltd., Sponsored ADR	4,389,105

83,010	KT Corporation, Sponsored ADR	1,952,395

537,800	Nippon Telegraph and Telephone Corporation, ADR	12,342,510
	Total Diversified Telecommunication Services	18,684,010

	Electric Utilities – 7.0%

12,700	Ameren Corporation	686,562

531,700	Centrais Electricas Brasileiras S.A., ADR	8,068,548

40,800	DTE Energy Company	2,023,680

55,400	IDACORP, INC	1,932,906

350,600	Korea Electric Power Corporation, Sponsored ADR	7,800,850

27,400	PNM Resources Inc.	685,274

13,000	Progress Energy, Inc.	624,000
	Total Electric Utilities	21,821,820

	Electronic Equipment & Instruments – 2.7%

72,300	Samsung SDI Co, Ltd	5,830,625

63,700	Tech Data Corporation, (2)	2,505,321

	Total Electronic Equipment & Instruments	8,335,946

	Energy Equipment & Services – 0.6%

21,100	Technip SA, ADR	1,888,682

300	Technip SA	26,967

	Total Energy Equipment & Services	1,915,649

Shares	Description (1)	Value

	Food & Staples Retailing – 1.4%

59,900	Seven & I Holdings	$1,546,715

65,000	Wal-Mart Stores, Inc.	2,938,650

	Total Food & Staples Retailing	4,485,365

	Food Products – 6.2%

4,376,000	Marine Harvest, (2)	4,467,339

253,300	Smithfield Foods, Inc., (2)	7,262,111

490,900	Tyson Foods, Inc., Class A	7,756,220

	Total Food Products	19,485,670

	Health Care Equipment & Supplies – 0.9%

217,900	Paramount Bed Company Limited	2,972,466
	Household Products – 2.0%

13,400	KAO Corporation, Sponsored ADR	3,835,711

87,000	KAO Corporation	2,495,116
	Total Household Products	6,330,827

	Insurance – 1.0%

476,100	Benfield Group, Limited	3,015,037
	Leisure Equipment & Products – 0.5%

1,000	Fields Corporation	1,537,939
	Machinery – 1.0%

52,600	AGCO Corporation, (2)	3,139,168
	Marine – 1.9%

140,700	Stolt-Nielsen S.A.	4,128,829

60,700	Stolt-Nielsen S.A.	1,775,714
	Media – 1.1%

75,000	Premiere AG, (2)	1,535,655

48,300	Scholastic Corporation, (2)	1,911,714
	Total Media	3,447,369

	Metals & Mining – 22.1%

82,926	Anglo American PLC, (2)	5,768,157

218,500	AngloGold Ashanti Limited, Sponsored ADR	10,149,325

346,000	Apex Silver Mines Limited, (2)	7,093,000

256,000	Barrick Gold Corporation	11,297,280

244,200	Crystallex International Corporation, (2)	766,788

288,800	Gabriel Resources, Limited, (2)	779,590

238,000	Gold Fields Limited	4,297,071

182,800	Ivanhoe Mines Ltd., (2)	2,511,672

167,168	Kinross Gold Corporation, (2)	3,289,866

2,327,600	Lihir Gold Limited, (2)	9,240,844

352,400	Moto Goldmines, Limited, (2)	1,141,528

245,400	Newmont Mining Corporation	12,481,044

417,000	Orezone Resources Inc., (2)	633,840
	Total Metals & Mining	69,450,005

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Multi-Utilities – 1.6%

180,600	Puget Energy, Inc.	$5,101,950
	Oil, Gas & Consumable Fuels – 9.7%

36,500	BP PLC	2,846,635

91,200	Chevron Corporation	8,345,712

30,600	Nexen Inc.	1,034,586

99,975	Peabody Energy Corporation	5,573,606

144,300	Royal Dutch Shell PLC, Class B, Sponsored ADR	12,590,175
	Total Oil, Gas & Consumable Fuels	30,390,714

	Paper & Forest Products – 0.9%

77,792	AbitibiBowater Inc.	2,665,154

10,913	Mondi PLC, (2)	101,147

4,365	Mondi Limited	42,930
	Total Paper & Forest Products	2,809,231

	Pharmaceuticals – 4.3%

102,300	AstraZeneca Group	5,022,930

149,000	Kissei Pharmaceuticals Company Limited	2,721,674

455,900	Patheon Inc., (2)	1,689,144

90,900	Sanofi-Aventis, ADR	4,000,509
	Total Pharmaceuticals	13,434,257

	Road & Rail – 2.8%

68,700	Union Pacific Corporation	8,796,348
	Software – 0.5%

43,000	Microsoft Corporation	1,582,830
	Water Utilities – 0.4%

21,500	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,118,430
	Wireless Telecommunication Services – 1.0%

83,900	Vodafone Group PLC, Sponsored ADR	3,294,753
	Total Common Stocks (cost $228,501,873)	268,021,886

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 13.0%

$40,719	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07, repurchase price $40,724,055, collateralized by $40,475,000 U.S. Treasury Notes, 4.625%, due 2/15/17, value $41,537,469	4.300%	11/01/07	$40,719,191

	Total Short-Term Investments (cost $40,719,191)			40,719,191

	Total Investments (cost $269,221,064) – 98.4%			308,741,077

	Other Assets Less Liabilities – 1.6%			5,147,816

	Net Assets – 100%			$313,888,893

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $270,304,664.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$44,868,539
Depreciation	(6,432,126)
Net unrealized appreciation (depreciation) of investments	$38,436,413

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 97.4%

	Aerospace & Defense – 4.7%

3,200	Raytheon Company	$203,552

2,295	United Technologies Corporation	175,774
	Total Aerospace & Defense	379,326

	Air Freight & Logistics – 4.0%

2,245	Expeditors International of Washington Inc.	113,709

1,950	FedEx Corporation	201,513
	Total Air Freight & Logistics	315,222

	Biotechnology – 2.8%

4,730	Gilead Sciences, Inc., (2)	218,479
	Capital Markets – 2.4%

2,300	Legg Mason, Inc.	190,762
	Commercial Banks – 4.3%

3,760	Bank of America Corporation	181,533

4,700	Wells Fargo & Company	159,847
	Total Commercial Banks	341,380

	Commercial Services & Supplies – 4.8%

4,450	Cintas Corporation	162,870

5,955	Waste Management, Inc.	216,702
	Total Commercial Services & Supplies	379,572

	Communications Equipment – 4.8%

9,000	Motorola, Inc.	169,110

4,695	QUALCOMM Inc.	200,617
	Total Communications Equipment	369,727

	Construction & Engineering – 2.0%

1,760	Jacobs Engineering Group Inc., (2)	153,384
	Consumer Finance – 2.3%

8,165	Western Union Company	179,957
	Electronic Equipment & Instruments – 2.2%

2,245	Millipore Corporation, (2)	174,324
	Food & Staples Retailing – 1.9%

4,395	Sysco Corporation	150,705
	Health Care Equipment & Supplies – 13.1%

1,110	Alcon Inc.	168,953

1,750	C. R. Bard, Inc.	146,318

3,580	Express Scripts, Inc., (2)	225,898

3,750	Patterson Companies Inc., (2)	146,663

1,875	Stryker Corporation	133,125

4,220	Varian Medical Systems, Inc., (2)	205,809
	Total Health Care Equipment & Supplies	1,026,766

	Health Care Providers & Services – 2.6%

3,860	Quest Diagnostics Incorporated	205,275

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.6%

2,840	Darden Restaurants Inc.	$122,120
	Household Durables – 2.4%

3,330	Stanley Works	191,642
	Insurance – 5.3%

4,050	AFLAC Incorporated	254,258

2,560	American International Group, Inc.	161,587
	Total Insurance	415,845

	Internet & Catalog Retail – 2.4%

6,285	IAC/InterActiveCorp., (2)	185,156
	IT Services – 9.0%

5,440	Accenture Limited	212,432

2,910	Affiliated Computer Services Inc., (2)	147,421

3,965	Automatic Data Processing, Inc.	196,505

3,545	Paychex, Inc.	148,110
	Total IT Services	704,468

	Machinery – 5.1%

3,270	Illinois Tool Works Inc.	187,240

2,690	Parker Hannifin Corporation	216,195
	Total Machinery	403,435

	Media – 4.2%

3,050	McGraw-Hill Companies, Inc.	152,622

3,540	Omnicom Group Inc.	180,469
	Total Media	333,091

	Office Electronics – 2.5%

11,195	Xerox Corporation, (2)	195,241
	Oil, Gas & Consumable Fuels – 2.6%

3,075	XTO Energy, Inc.	204,119
	Pharmaceuticals – 2.2%

2,610	Allergan, Inc.	176,384
	Semiconductors & Equipment – 2.6%

7,610	Intel Corporation	204,709
	Software – 4.4%

6,320	Intuit Inc., (2)	203,314

7,415	Symantec Corporation, (2)	139,254
	Total Software	342,568

	Specialty Retail – 1.2%

7,290	Chico’s FAS, Inc., (2)	95,791
	Total Investments (cost $7,175,348) – 97.4%	7,659,448

	Other Assets Less Liabilities – 2.6%	202,548

	Net Assets – 100%	$7,861,996

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2007

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $7,188,500.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$684,035
Depreciation	(213,087)
Net unrealized appreciation (depreciation) of investments	$470,948

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 95.3%

	Aerospace & Defense – 2.8%

2,810	Raytheon Company	$178,744
	Beverages – 3.2%

3,385	Coca-Cola Company	209,058
	Commercial Banks – 8.0%

3,485	Bank of America Corporation	168,256

3,325	Cullen/Frost Bankers, Inc.	176,824

5,260	U.S. Bancorp	174,422
	Total Commercial Banks	519,502

	Commercial Services & Supplies – 2.8%

4,990	Waste Management, Inc.	181,586
	Communications Equipment – 3.2%

5,295	Nokia Oyj, Sponsored ADR	210,317
	Diversified Financial Services – 2.4%

3,925	Citigroup Inc.	164,458
	Diversified Telecommunication Services – 5.9%

4,485	AT&T Inc.	187,428

1,945	Telefonica SA, Sponsored ADR	193,430
	Total Diversified Telecommunication Services	380,858

	Electric Utilities – 9.3%

2,435	Exelon Corporation	201,569

2,935	FPL Group, Inc.	200,813

3,875	PPL Corporation	200,338
	Total Electric Utilities	602,720

	Electrical Equipment – 3.3%

4,105	Emerson Electric Co.	214,568
	Health Care Equipment & Supplies – 3.2%

2,505	Becton, Dickinson and Company	209,067
	Hotels, Restaurants & Leisure – 3.1%

5,070	YUM! Brands, Inc.	204,169
	Industrial Conglomerates – 3.1%

4,840	General Electric Company	199,214
	Insurance – 2.6%

10,853	Fidelity National Title Group Inc., Class A	167,028
	IT Services – 3.3%

5,115	Paychex, Inc.	213,705
	Machinery – 3.3%

3,883	PACCAR Inc.	215,712
	Media – 3.0%

11,425	Pearson Public Limited Company, Sponsored ADR	192,283
	Metals & Mining – 3.3%

1,525	Southern Copper Corporation	213,043

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 8.8%

2,135	Chevron Corporation	$195,374

3,360	Equitable Resources Inc.	189,235

2,115	Royal Dutch Shell PLC, Class A, Sponsored ADR	185,084
	Total Oil, Gas, & Consumable Fuels	569,693

	Pharmaceuticals – 6.2%

3,820	Abbott Laboratories	208,648

3,550	Eli Lilly and Company	192,233
	Total Pharmaceuticals	400,881

	Semiconductors & Equipment – 3.0%

5,900	Microchip Technology Incorporated	195,703
	Thrifts & Mortgage Finance – 5.9%

13,380	Hudson City Bancorp, Inc.	209,531

9,430	New York Community Bancorp, Inc.	175,492
	Total Thrifts & Mortgage Finance	385,023

	Tobacco – 5.6%

2,515	Altria Group, Inc.	183,419

2,095	Loews Corp – Carolina Group	179,707
	Total Tobacco	363,126

	Total Common Stocks (cost $5,725,093)	6,190,458

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.7%

$565	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07, repurchase price $564,773, collateralized by $455,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $581,831	4.300%	11/01/07	$564,706

	Total Short-Term Investments (cost $564,706)			564,706

	Total Investments (cost $6,289,799) – 104.0%			6,755,164

	Other Assets Less Liabilities – (4.0)%			(257,124)

	Net Assets – 100%			$6,498,040

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $6,289,799.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$567,142
Depreciation	(101,777)
Net unrealized appreciation (depreciation) of investments	$465,365

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 92.1%

	Aerospace & Defense – 1.9%

1,000	Orbital Sciences Corporation, (2)	$25,530
	Airlines – 2.9%

1,400	Skywest Inc.	38,206
	Auto Components – 2.5%

350	Magna International Inc., Class A	33,166
	Capital Markets – 2.0%

200	Affiliated Managers Group Inc., (2)	26,310
	Chemicals – 7.0%

400	H.B. Fuller Company	11,772

400	Lubrizol Corporation	27,152

500	Lyondell Chemical Company	23,725

1,000	Methanex Corporation	30,420
	Total Chemicals	93,069

	Commercial Banks – 0.7%

400	Provident Bankshares Corporation	9,868
	Commercial Services & Supplies – 3.9%

200	Apollo Group, Inc., (2)	15,852

500	Corporate Executive Board Company	35,625
	Total Commercial Services & Supplies	51,477

	Computers & Peripherals – 7.4%

600	Lexmark International, Inc., Class A, (2)	25,194

1,100	McAfee Inc., (2)	45,485

3,000	Palm Inc.	27,060
	Total Computers & Peripherals	97,739

	Construction & Engineering – 2.3%

600	Chicago Bridge & Iron Company N.V.	30,000
	Diversified Telecommunication Services – 2.8%

700	Embarq Corporation	37,044
	Health Care Equipment & Supplies – 1.9%

400	Express Scripts, Inc., (2)	25,240
	Health Care Providers & Services – 2.8%

700	Quest Diagnostics Incorporated	37,226
	Hotels, Restaurants & Leisure – 1.9%

700	Speedway Motorsports Inc.	25,410
	Household Durables – 8.8%

1,000	American Greetings Corporation	26,340

300	Black & Decker Corporation	26,973

1,200	Blyth Inc.	22,908

700	Stanley Works	40,285
	Total Household Durables	116,506

	Insurance – 2.7%

700	Mercury General Corporation	35,917
	Internet Software & Services – 1.9%

1,000	Check Point Software Technology Limited, (2)	25,260

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	IT Services – 8.8%

1,600	Acxiom Corporation	$21,024

4,100	infoUSA Inc.	43,132

2,800	SonicWALL, Inc.	28,952

1,300	Websense Inc., (2)	23,920
	Total IT Services	117,028

	Machinery – 1.1%

400	Pentair, Inc.	14,156
	Media – 4.9%

500	Getty Images Inc., (2)	14,125

1,600	Lee Enterprises Inc.	25,680

1,300	New York Times, Class A	25,428
	Total Media	65,233

	Metals & Mining – 2.9%

300	Quanex Corporation	12,357

700	Ternium SA, Sponsored ADR	25,851
	Total Metals & Mining	38,208

	Pharmaceuticals – 5.4%

700	Biovail Corporation	14,007

2,100	King Pharmaceuticals Inc., (2)	22,260

800	Medicis Pharmaceutical Corporation	23,752

400	Watson Pharmaceuticals Inc., (2)	12,224
	Total Pharmaceuticals	72,243

	Semiconductors & Equipment – 2.2%

1,900	QLogic Corporation, (2)	29,507
	Software – 6.0%

1,400	BEA Systems, Inc., (2)	23,660

1,400	InfoSpace, Inc.	27,062

4,000	RealNetworks Inc., (2)	29,040
	Total Software	79,762

	Specialty Retail – 4.8%

7,000	Blockbuster Inc., (2)	36,820

900	Charlotte Russe Holdings Inc., (2)	13,041

400	Regis Corporation	13,440
	Total Specialty Retail	63,301

	Thrifts & Mortgage Finance – 2.6%

900	Astoria Financial Corporation	23,391

500	Imperial Capital Bancorp Inc.	10,795
	Total Thrifts & Mortgage Finance	34,186

	Total Investments (cost $1,156,032) – 92.1%	1,221,592

	Other Assets Less Liabilities – 7.9%	105,486

	Net Assets – 100%	$1,327,078

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $1,156,032.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$141,228
Depreciation	(75,668)
Net unrealized appreciation (depreciation) of investments	$65,560

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 4.0%

12,000	Boeing Company	$1,183,080

47,500	United Technologies Corporation	3,638,025
	Total Aerospace & Defense	4,821,105

	Beverages – 2.7%

44,000	PepsiCo, Inc.	3,243,680
	Biotechnology – 3.1%

18,500	Celgene Corporation, (2)	1,221,000

55,000	Gilead Sciences, Inc., (2)	2,540,450
	Total Biotechnology	3,761,450

	Capital Markets – 6.8%

18,000	Bank of New York Company, Inc.	879,300

5,000	Bear Stearns Companies Inc.	568,000

7,500	Goldman Sachs Group, Inc.	1,859,400

25,000	Lehman Brothers Holdings Inc.	1,583,500

24,000	SEI Investments Company	758,880

32,500	State Street Corporation	2,592,525
	Total Capital Markets	8,241,605

	Commercial Banks – 2.3%

83,000	Wells Fargo & Company	2,822,830
	Commercial Services & Supplies – 1.0%

32,500	Cintas Corporation	1,189,500
	Communications Equipment – 6.8%

131,000	Cisco Systems, Inc., (2)	4,330,860

65,000	Motorola, Inc.	1,221,350

62,000	QUALCOMM Inc.	2,649,260
	Total Communications Equipment	8,201,470

	Computers & Peripherals – 5.5%

56,000	Dell Inc., (2)	1,713,600

37,500	Hewlett-Packard Company	1,938,000

26,000	International Business Machines Corporation (IBM)	3,019,120
	Total Computers & Peripherals	6,670,720

	Consumer Finance – 1.4%

28,000	American Express Company	1,706,600
	Diversified Financial Services – 1.3%

37,000	Citigroup Inc.	1,550,300
	Electrical Equipment – 3.9%

59,000	Emerson Electric Co.	3,083,930

24,000	Rockwell Automation, Inc.	1,653,120
	Total Electrical Equipment	4,737,050

Shares	Description (1)	Value

	Energy Equipment & Services – 2.4%

11,000	Baker Hughes Incorporated	$953,920

19,500	Schlumberger Limited	1,883,115
	Total Energy Equipment & Services	2,837,035

	Food & Staples Retailing – 2.2%

31,000	Walgreen Co.	1,229,150

32,000	Wal-Mart Stores, Inc.	1,446,720
	Total Food & Staples Retailing	2,675,870

	Health Care Equipment & Supplies – 3.3%

41,500	Baxter International Inc.	2,490,415

32,000	Medtronic, Inc.	1,518,080
	Total Health Care Equipment & Supplies	4,008,495

	Health Care Providers & Services – 2.4%

43,000	UnitedHealth Group Incorporated	2,113,450

10,000	Wellpoint Inc., (2)	792,300
	Total Health Care Providers & Services	2,905,750

	Household Products – 3.2%

55,000	Procter & Gamble Company	3,823,600
	Industrial Conglomerates – 3.3%

96,000	General Electric Company	3,951,360
	Insurance – 2.9%

56,000	American International Group, Inc.	3,534,720
	Internet Software & Services – 1.1%

44,000	Yahoo! Inc., (2)	1,368,400
	IT Services – 0.5%

31,000	Wipro Limited	510,570
	Machinery – 0.9%

13,500	Caterpillar Inc.	1,007,235
	Media – 5.3%

95,000	Comcast Corporation, Class A, (2)	1,999,750

37,000	McGraw-Hill Companies, Inc.	1,851,480

74,000	Walt Disney Company	2,562,620
	Total Media	6,413,850

	Metals & Mining – 1.0%

9,000	Freeport-McMoRan Copper & Gold, Inc.	1,059,120
	Multiline Retail – 2.4%

31,000	Kohl’s Corporation, (2)	1,704,070

19,000	Target Corporation	1,165,840
	Total Multiline Retail	2,869,910

	Oil, Gas & Consumable Fuels – 2.8%

6,000	Apache Corporation	622,860

11,000	Southwestern Energy Company, (2)	569,030

26,500	Total SA, Sponsored ADR	2,136,165
	Total Oil, Gas, & Consumable Fuels	3,328,055

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Pharmaceuticals – 8.3%

51,000	Abbott Laboratories	$2,785,620

70,000	Bristol-Myers Squibb Company	2,099,300

64,000	Norvatis AG, ADR	3,402,880

38,000	Teva Pharmaceutical Industries Limited	1,672,380
	Total Pharmaceuticals	9,960,180

	Semiconductors & Equipment – 4.3%

133,000	Intel Corporation	3,577,700

50,000	Texas Instruments Incorporated	1,630,000
	Total Semiconductors & Equipment	5,207,700

	Software – 8.2%

29,000	Electronic Arts Inc. (EA), (2)	1,772,480

152,000	Microsoft Corporation	5,595,120

70,000	Oracle Corporation, (2)	1,551,900

18,000	SAP AG, Sponsored ADR	977,040
	Total Software	9,896,540

	Specialty Retail – 2.8%

19,000	Best Buy Co., Inc.	921,880

52,000	Lowe’s Companies, Inc.	1,398,280

47,500	Staples, Inc.	1,108,650
	Total Specialty Retail	3,428,810

	Textiles, Apparel & Luxury Goods – 2.0%

36,000	Nike, Inc., Class B	2,385,360
	Total Common Stocks (cost $111,293,812)	118,118,870

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.4%

$5,304	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/07, repurchase price $5,304,934, collateralized by $4,235,000 U.S. Treasury Bonds, 7.125%, due 2/15/23, value $5,415,506	4.300%	11/01/07	$5,304,300

	Total Short-Term Investments (cost $5,304,300)			5,304,300

	Total Investments (cost $116,598,112) – 102.5%			123,423,170

	Other Assets Less Liabilities – (2.5)%			(3,020,586)

	Net Assets – 100%			$120,402,584

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $116,598,112.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$14,914,045
Depreciation	(8,088,987)
Net unrealized appreciation (depreciation) of investments	$6,825,058

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

October 31, 2007

Shares	Description (1)	Value

	COMMON STOCKS – 99.3%
	Chemicals – 1.8%

11,000	Dyno Nobel, Limited	$25,331
	Construction Materials – 0.7%

4,000	Sumitomo Osaka Cement Company, Limited	10,025
	Electric Utilities – 6.3%

4,000	Centrais Electricas Brasileiras S.A., ADR	60,700

600	Korea Electric Power Corporation, Sponsored ADR	13,350

500	PNM Resources Inc.	12,505
	Total Electric Utilities	86,555

	Electrical Equipment – 1.0%

700	GrafTech International Ltd., (2)	13,230
	Energy Equipment & Services – 2.1%

450	BJ Services Company	11,336

200	Technip SA, ADR	17,902
	Total Energy Equipment & Services	29,238

	Food Products – 4.0%

1,600	Smithfield Foods, Inc., (2)	45,872

600	Tyson Foods, Inc., Class A	9,480
	Total Food Products	55,352

	Machinery – 4.3%

1,000	AGCO Corporation, (2)	59,680
	Metals & Mining – 56.2%

250	Alcoa Inc.	9,898

4,000	Alumina Limited	25,137

550	Anglo American PLC, (2)	38,257

1,350	AngloGold Ashanti Limited, Sponsored ADR	62,708

2,200	Apex Silver Mines Limited, (2)	45,100

1,600	Barrick Gold Corporation	70,606

400	CONSOL Energy Inc.	22,600

4,400	Crystallex International Corporation, (2)	13,816

4,600	Eastern Platinum Limited, (2)	14,268

2,300	Gabriel Resources, Limited, (2)	6,209

1,300	Gammon Gold, Inc., (2)	13,486

2,800	Geovic Mining Corporation, (2)	7,054

2,300	Gold Fields Limited	41,561

1,100	Gold Reserve Inc., Class A, (2)	5,742

700	Impala Platinum Holdings Limited	26,442

2,300	Industrias Penoles, S.A. de C.V.	54,165

2,000	Ivanhoe Mines Ltd., (2)	27,480

1,723	Kinross Gold Corporation, (2)	33,909

11,100	Lihir Gold Limited, (2)	44,068

5,800	MagIndustries Corp., (2)	10,745

6,800	Mineral Deposits Limited, (2)	9,592

Shares	Description (1)	Value

	Metals & Mining (continued)

2,800	Moto Goldmines, Limited, (2)	$9,070

1,550	Newcrest Mining Limited	47,249

1,300	Newmont Mining Corporation	66,118

1,800	NovaGold Resources Inc., (2)	33,840

100	Rio Tinto PLC, Sponsored ADR	37,500
	Total Metals & Mining	776,620

	Multi-Utilities – 1.6%

800	Puget Energy, Inc.	22,600
	Oil, Gas & Consumable Fuels – 14.6%

400	Arch Coal Inc.	16,400

2,000	BP PLC	26,020

500	Chevron Corporation	45,755

800	Delta Petroleum Corporation, (2)	14,960

400	Nexen Inc.	13,524

400	Peabody Energy Corporation	22,300

300	Petro Canada	17,289

900	Royal Dutch Shell PLC, Class A	39,474

400	Warren Resources Inc., (2)	6,072
	Total Oil, Gas & Consumable Fuels	201,794

	Paper & Forest Products – 1.8%

260	Abitibi-Bowater Inc.	8,908

1,600	Domtar Corporation, (2)	13,728

175	Mondi Limited, (2)	1,622

70	Mondi, Limited	688
	Total Paper & Forest Products	24,946

	Road & Rail – 3.7%

300	CSX Corporation	13,431

300	Union Pacific Corporation	38,412
	Total Road & Rail	51,843

	Transportation Infrastructure – 0.4%

200	Stolt-Nielsen S.A	5,851
	Water Utilities – 0.8%

200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	10,404
	Total Investments (cost $1,038,246) – 99.3%	1,373,469

	Other Assets Less Liabilities – 0.7%	9,535

	Net Assets – 100%	$1,383,004

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

October 31, 2007

At October 31, 2007, the cost of investments was $1,042,384.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$344,405
Depreciation	(13,320)
Net unrealized appreciation (depreciation) of investments	$331,085

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

October 31, 2007

Shares	Description (1)	Value

	Aerospace & Defense – 3.0%

323	Boeing Company	$31,844

50	Raytheon Company	3,181
	Total Aerospace & Defense	35,025

	Auto Components – 0.3%

160	Cooper Tire & Rubber	3,565
	Beverages – 2.2%

420	Coca-Cola Company	25,939
	Biotechnology – 2.3%

350	Genzyme Corporation, (2)	26,590
	Capital Markets – 2.1%

420	Bank of New York Company, Inc.	20,517

130	Calamos Asset Management, Inc. Class A	4,423
	Total Capital Markets	24,940

	Chemicals – 2.1%

60	Arch Chemicals Inc.	2,737

140	Ashland Inc.	8,221

150	CF Industries Holdings, Inc.	13,185
	Total Chemicals	24,143

	Commercial Banks – 2.0%

170	Northern Trust Corporation	12,786

240	Wachovia Corporation	10,975
	Total Commercial Banks	23,761

	Commercial Services & Supplies – 1.5%

120	Deluxe Corporation	4,841

360	Republic Services, Inc.	12,308
	Total Commercial Services & Supplies	17,149

	Communications Equipment – 2.4%

650	QUALCOMM Inc.	27,774
	Computers & Peripherals – 4.3%

120	Apple, Inc., (2)	22,794

210	Dell Inc., (2)	6,426

418	Hewlett-Packard Company	21,602
	Total Computers & Peripherals	50,822

	Consumer Finance – 1.7%

270	American Express Company	16,457

170	Compucredit Corporation, (2)	3,388
	Total Consumer Finance	19,845

	Containers & Packaging – 0.7%

310	Pactiv Corporation, (2)	8,516

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Diversified Financial Services – 3.3%

260	Eaton Vance Corporation	$13,008

80	Financial Federal Corporation	2,162

300	State Street Corporation	23,931
	Total Diversified Financial Services	39,101

	Diversified Telecommunication Services – 0.1%

60	Cbeyond Inc., (2)	2,347
	Electric Utilities – 4.6%

80	Black Hills Corporation	3,554

390	Edison International	22,679

100	El Paso Electric Company, (2)	2,435

110	OGE Energy Corp.	4,213

770	Reliant Energy Inc., (2)	21,190
	Total Electric Utilities	54,071

	Electronic Equipment & Instruments – 2.3%

35	Itron Inc., (2)	3,762

130	MEMC Electronic Materials, (2)	9,519

230	Thermo Fisher Scientific, Inc., (2)	13,526
	Total Electronic Equipment & Instruments	26,807

	Energy Equipment & Services – 2.5%

200	Global Industries, Limited, (2)	4,924

110	Halliburton Company	4,336

140	National-Oilwell Varco Inc., (2)	10,254

140	Tidewater Inc.	7,654

80	Trico Marine Services Inc., (2)	2,596
	Total Energy Equipment & Services	29,764

	Food & Staples Retailing – 1.3%

193	Safeway Inc.	6,562

260	Sysco Corporation	8,915
	Total Food & Staples Retailing	15,477

	Food Products – 4.6%

203	Flowers Foods Inc.	4,454

130	General Mills, Inc.	7,505

120	Kellogg Company	6,335

360	Monsanto Company	35,143
	Total Food Products	53,437

	Gas Utilities – 1.0%

200	Questar Corporation	11,416
	Health Care Equipment & Supplies – 3.6%

460	Baxter International Inc.	27,604

160	DENTSPLY International Inc.	6,637

120	Express Scripts, Inc., (2)	7,572
	Total Health Care Equipment & Supplies	41,813

Shares	Description (1)	Value

	Health Care Providers & Services – 2.3%

290	Humana Inc., (2)	$21,736

90	Molina Healthcare Inc., (2)	3,430

85	Wellcare Health Plans Inc., (2)	2,056
	Total Health Care Providers & Services	27,222

	Hotels Restaurants & Leisure – 0.9%

130	Choice Hotels International, Inc.	5,036

90	Vail Resorts, Inc., (2)	5,462
	Total Hotels Restaurants & Leisure	10,498

	Household Durables – 2.0%

130	American Greetings Corporation	3,424

370	Newell Rubbermaid Inc.	10,789

140	Tempur Pedic International Inc.	5,040

110	Tupperware Corporation	3,971
	Total Household Durables	23,224

	Industrial Conglomerates – 1.6%

100	Teleflex Inc.	7,321

160	Textron Inc.	11,074
	Total Industrial Conglomerates	18,395

	Insurance – 5.5%

131	AFLAC Incorporated	8,224

170	Arch Capital Group Limited, (2)	12,711

20	Argo Group International Holdings Inc., (2)	852

110	Delphi Financial Group, Inc.	4,263

190	HCC Insurance Holdings Inc.	5,679

154	Philadelphia Consolidated Holding Corporation, (2)	6,283

160	Seabright Insurance Holdings Inc., (2)	2,669

200	Security Capital Assurance Limited	2,624

166	Tower Group Inc.	5,012

240	Universal American Financial Corporation, (2)	5,822

340	WR Berkley Corporation	10,231
	Total Insurance	64,370

	Internet & Catalog Retail – 0.3%

40	Amazon.com, Inc., (2)	3,566
	Internet Software & Services – 2.2%

700	eBay Inc., (2)	25,270
	IT Services – 3.0%

590	Accenture Limited	23,040

110	FactSet Research Systems Inc.	7,757

120	Savvis Inc., (2)	4,534
	Total IT Services	35,331

	Life Sciences Tools & Services – 0.5%

100	Illumina Inc., (2)	5,615

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Machinery – 0.8%

50	ITT Industries Inc.	$3,346

120	Manitowoc Company Inc.	5,911
	Total Machinery	9,257

	Media – 3.1%

450	DIRECTV Group, Inc., (2)	11,916

500	Echostar Communications Corporation, (2)	24,480
	Total Media	36,396

	Metals & Mining – 2.4%

200	Freeport-McMoRan Copper & Gold, Inc.	23,536

190	Worthington Industries, Inc.	4,750
	Total Metals & Mining	28,286

	Multiline Retail – 4.6%

263	Big Lots, Inc., (2)	6,307

380	Costco Wholesale Corporation	25,559

240	Dollar Tree Stores Inc., (2)	9,192

170	Family Dollar Stores, Inc.	4,310

130	Target Corporation	7,977
	Total Multiline Retail	53,345

	Oil, Gas & Consumable Fuels – 4.9%

60	ATP Oil & Gas Corporation, (2)	3,441

280	Energy Partners Limited, (2)	4,298

380	Hess Corporation	27,211

230	Murphy Oil Corporation	16,935

60	Stone Energy Corporation, (2)	2,675

60	Swift Energy Company, (2)	2,846
	Total Oil, Gas & Consumable Fuels	57,406

	Paper & Forest Products – 0.9%

250	Buckeye Technologies Inc., (2)	4,480

120	Rayonier Inc.	5,795
	Total Paper & Forest Products	10,275

	Personal Products – 0.6%

160	Herbalife, Limited	7,054
	Pharmaceuticals – 2.0%

80	Abbott Laboratories	4,370

220	Bristol-Myers Squibb Company	6,598

140	Eli Lilly and Company	7,581

90	Merck & Co. Inc.	5,243
	Total Pharmaceuticals	23,792

	Real Estate – 0.8%

90	Gramercy Capital Corporation	2,373

120	Taubman Centers Inc.	7,064
	Total Real Estate	9,437

Shares	Description (1)	Value

	Road & Rail – 1.9%

120	Hertz Global Holdings, Inc., (2)	$2,602

150	Union Pacific Corporation	19,206
	Total Road & Rail	21,808

	Semiconductors & Equipment – 1.9%

170	Intel Corporation	4,573

1,722	Micron Technology, Inc., (2)	18,098
	Total Semiconductors & Equipment	22,671

	Software – 4.8%

100	Adobe Systems Incorporated, (2)	4,790

180	Autodesk, Inc., (2)	8,802

220	Blackbaud, Inc.	5,929

70	Blackboard, Inc., (2)	3,493

460	Microsoft Corporation	16,933

110	Progress Software Corporation	3,598

50	SPSS Inc., (2)	1,900

600	Symantec Corporation, (2)	11,268
	Total Software	56,713

	Specialty Retail – 0.3%

160	RadioShack Corporation	3,299
	Thrifts & Mortgage Finance – 1.9%

310	Bank Mutual Corporation	3,444

1,200	Hudson City Bancorp, Inc.	18,792
	Total Thrifts & Mortgage Finance	22,236

	Tobacco – 1.5%

340	UST Inc.	18,129
	Total Investments (cost $1,063,080) – 98.6%	1,155,897

	Other Assets Less Liabilities – 1.4%	16,482

	Net Assets – 100%	$1,172,379

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $1,063,080.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$123,260
Depreciation	(30,443)
Net unrealized appreciation (depreciation) of investments	$92,817

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

October 31, 2007

Shares	Description (1)	Value

	Aerospace & Defense – 2.4%

70	Heico Corporation	$3,811

950	Orbital Sciences Corporation, (2)	24,254
	Total Aerospace & Defense	28,065

	Airlines – 0.4%

310	Pinnacle Airlines Corporation, (2)	4,910
	Auto Components – 3.2%

360	Aftermarket Tech, (2)	12,427

710	Cooper Tire & Rubber	15,819

170	Thor Industries, Inc.	8,160
	Total Auto Components	36,406

	Beverages – 1.9%

380	Molson Coors Brewing Company, Class B	21,747
	Biotechnology – 0.3%

35	Cephalon, Inc., (2)	2,581
	Building Products – 0.8%

380	Apogee Enterprises, Inc.	8,941
	Capital Markets – 1.5%

400	Calamos Asset Management, Inc. Class A	13,608

100	FCStone Group, Inc.	3,525
	Total Capital Markets	17,133

	Chemicals – 3.4%

290	Arch Chemicals Inc.	13,230

170	Ashland Inc.	9,982

150	CF Industries Holdings, Inc.	13,185

60	OM Group Inc., (2)	3,179
	Total Chemicals	39,576

	Commercial Banks – 3.2%

90	Community Bank System Inc.	1,882

660	National Penn Bancshares, Inc.	11,128

570	Pacific Capital Bancorp.	11,816

300	UMB Financial Corporation	12,600
	Total Commercial Banks	37,426

	Commercial Services & Supplies – 2.7%

292	Corrections Corporation of America, (2)	8,261

280	Layne Christensen Company, (2)	15,943

320	Schawk Inc.	7,270
	Total Commercial Services & Supplies	31,474

	Communications Equipment – 1.5%

110	Comtech Telecom Corporation, (2)	5,968

400	Interdigital Inc., (2)	8,596

80	Riverbed Technology, Inc., (2)	2,703
	Total Communications Equipment	17,267

Shares	Description (1)	Value

	Computers & Peripherals – 1.7%

460	McAfee Inc., (2)	$19,021
	Consumer Finance – 0.4%

330	EZCORP, Inc., (2)	4,343
	Containers & Packaging – 0.6%

270	Pactiv Corporation, (2)	7,417
	Diversified Consumer Services – 1.2%

110	ITT Educational Services, Inc., (2)	13,991
	Diversified Financial Services – 3.7%

850	Eaton Vance Corporation	42,522
	Diversified Telecommunication Services – 2.0%

331	Alaska Communications Systems Group Inc.	5,385

450	Cbeyond Inc., (2)	17,604
	Total Diversified Telecommunication Services	22,989

	Electric Utilities – 6.1%

580	Black Hills Corporation	25,764

150	El Paso Electric Company, (2)	3,653

165	OGE Energy Corp.	6,320

400	Pike Electric Corporation, (2)	7,880

970	Reliant Energy Inc., (2)	26,694
	Total Electric Utilities	70,311

	Electrical Equipment – 0.6%

360	LSI Industries, Inc.	6,804
	Electronic Equipment & Instruments – 1.2%

130	Mettler-Toledo International Inc., (2)	13,826
	Energy Equipment & Services – 1.5%

380	Global Industries, Limited, (2)	9,356

60	Tidewater Inc.	3,280

160	Trico Marine Services Inc., (2)	5,192
	Total Energy Equipment & Services	17,828

	Food & Staples Retailing – 0.3%

60	Nash Finch Company	2,247
	Food Products – 1.9%

1,021	Flowers Foods Inc.	22,401
	Health Care Equipment & Supplies – 4.2%

220	Arthrocare Corporation, (2)	14,265

240	Cutera, Inc.	5,885

320	DENTSPLY International Inc.	13,274

250	Lifecell Corporation, (2)	11,015

180	Quidel Corporation	3,717
	Total Health Care Equipment & Supplies	48,156

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Health Care Providers & Services – 2.1%

120	AmericGroup Corporation, (2)	$4,200

170	HealthSpring, Inc.	3,570

300	Molina Healthcare Inc., (2)	11,433

221	Wellcare Health Plans Inc., (2)	5,346
	Total Health Care Providers & Services	24,549

	Health Care Technology – 0.4%

200	Phase Forward, Inc., (2)	4,758
	Hotels Restaurants & Leisure – 3.7%

260	Bally Technologies, Inc., (2)	10,486

440	Choice Hotels International, Inc.	17,046

470	Multimedia Games, Inc., (2)	4,145

180	Vail Resorts, Inc., (2)	10,924
	Total Hotels Restaurants & Leisure	42,601

	Household Durables – 2.1%

680	Tupperware Corporation	24,548
	Insurance – 8.1%

380	Amtrust Financial Services, Inc.	5,301

420	Aspen Insurance Holdings Limited	11,491

350	Delphi Financial Group, Inc.	13,563

420	HCC Insurance Holdings Inc.	12,554

618	Philadelphia Consolidated Holding Corporation, (2)	25,214

330	Seabright Insurance Holdings Inc., (2)	5,504

380	Security Capital Assurance Limited	4,986

590	Universal American Financial Corporation, (2)	14,313
	Total Insurance	92,926

	IT Services – 2.1%

350	FactSet Research Systems Inc.	24,682
	Life Sciences Tools & Services – 2.3%

480	Illumina Inc., (2)	26,952
	Machinery – 1.8%

70	AGCO Corporation, (2)	4,178

149	Robbins & Myers, Inc.	10,773

60	SPX Corporation	6,078
	Total Machinery	21,029

	Media – 1.5%

100	Interactive Data Corporation	3,214

340	Scholastic Corporation, (2)	13,457
	Total Media	16,671

	Metals & Mining – 0.2%

150	Stillwater Mining Company, (2)	1,670

Shares	Description (1)	Value

	Multiline Retail – 1.5%

508	Big Lots, Inc., (2)	$12,182

120	Dollar Tree Stores Inc., (2)	4,596
	Total Multiline Retail	16,778

	Oil, Gas & Consumable Fuels – 3.9%

280	Energy Partners Limited, (2)	4,298

560	McMoran Exploration Corporation, (2)	6,821

460	Stone Energy Corporation, (2)	20,507

200	Swift Energy Company, (2)	9,486

420	USEC Inc., (2)	3,696
	Total Oil, Gas & Consumable Fuels	44,808

	Paper & Forest Products – 1.0%

650	Buckeye Technologies Inc., (2)	11,648
	Pharmaceuticals – 0.3%

320	Pozen Inc., (2)	2,995
	Real Estate – 4.7%

790	Cousins Properties, Inc.	22,744

80	Home Properties New York, Inc.	4,114

470	Taubman Centers Inc.	27,669
	Total Real Estate	54,527

	Road & Rail – 3.1%

760	Hertz Global Holdings, Inc., (2)	16,477

470	Landstar System	19,782
	Total Road & Rail	36,259

	Semiconductors & Equipment – 3.7%

460	Monolithic Power Systems, Inc., (2)	10,088

70	Netlogic Microsystems Inc., (2)	2,324

948	Trident Microsystems Inc., (2)	7,138

900	Zoran Corporation, (2)	22,950
	Total Semiconductors & Equipment	42,500

	Software – 2.9%

110	Ansoft Corporation, (2)	3,309

480	Blackboard, Inc., (2)	23,952

40	Micros Systems, Inc., (2)	2,873

100	SPSS Inc., (2)	3,800

	Total Software	33,934

	Specialty Retail – 2.7%

180	Aeropostale, Inc., (2)	4,122

360	Barnes & Noble Inc.	13,910

170	J. Crew Group Inc., (2)	6,358

90	Jo Ann Stores, Inc., (2)	1,734

250	RadioShack Corporation	5,155
	Total Specialty Retail	31,279

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Textiles Apparel & Luxury Goods – 3.3%

130	Deckers Outdoor Corporation, (2)	$18,173

378	Guess Inc.	19,425
	Total Textiles Apparel & Luxury Goods	37,598

	Total Investments (cost $1,039,495) – 98.1%	1,130,094

	Other Assets Less Liabilities – 1.9%	21,574

	Net Assets – 100%	$1,151,668

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $1,039,696.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$152,723
Depreciation	(62,325)
Net unrealized appreciation (depreciation) of investments	$90,398

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

October 31, 2007

Shares	Description (1)	Value

	Aerospace & Defense – 0.4%

70	Raytheon Company	$4,453
	Airlines – 0.2%

80	UAL Corporation, (2)	3,832
	Beverages – 1.6%

470	Coca-Cola Enterprises Inc.	12,131

180	Pepsi Bottling Group, Inc.	7,754
	Total Beverages	19,885

	Biotechnology – 0.6%

80	Invitrogen Corporation, (2)	7,270
	Capital Markets – 4.0%

759	Bank of New York Company, Inc.	37,076

263	JPMorgan Chase & Co.	12,361
	Total Capital Markets	49,437

	Chemicals – 4.1%

180	Air Products & Chemicals Inc.	17,613

70	Lubrizol Corporation	4,752

400	Mosaic Company, (2)	27,920
	Total Chemicals	50,285

	Commercial Banks – 3.2%

235	Bank of America Corporation	11,346

213	Northern Trust Corporation	16,020

270	Wachovia Corporation	12,347
	Total Commercial Banks	39,713

	Commercial Services & Supplies – 1.1%

370	Waste Management, Inc.	13,464
	Communications Equipment – 1.0%

300	QUALCOMM Inc.	12,819
	Computers & Peripherals – 1.6%

221	Hewlett-Packard Company	11,421

190	McAfee Inc., (2)	7,857
	Total Computers & Peripherals	19,278

	Consumer Finance – 2.2%

180	Ameriprise Financial, Inc.	11,336

700	Western Union Company	15,428
	Total Consumer Finance	26,764

	Diversified Financial Services – 4.2%

253	Citigroup Inc.	10,601

260	Nasdaq Stock Market, Inc., (2)	12,142

354	State Street Corporation	28,238
	Total Diversified Financial Services	50,981

	Diversified Telecommunication Services – 5.8%

1,503	AT&T Inc.	62,809

160	Embarq Corporation	8,467
	Total Diversified Telecommunication Services	71,276

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Electric Utilities – 6.3%

120	DPL Inc.	$3,485

330	Edison International	19,190

400	FPL Group, Inc.	27,368

260	OGE Energy Corp.	9,958

610	Reliant Energy Inc., (2)	16,787
	Total Electric Utilities	76,788

	Electrical Equipment – 1.7%

230	Emerson Electric Co.	12,022

90	Energizer Holdings Inc.	9,387
	Total Electrical Equipment	21,409

	Electronic Equipment & Instruments – 2.3%

470	Thermo Fisher Scientific, Inc., (2)	27,641
	Energy Equipment & Services – 1.9%

200	National-Oilwell Varco Inc., (2)	14,648

160	Tidewater Inc.	8,747
	Total Energy Equipment & Services	23,395

	Food & Staples Retailing – 2.1%

870	Kroger Co.	25,569
	Food Products – 0.6%

130	Kellogg Company	6,863
	Gas Utilities – 2.0%

164	Energen Corporation	10,496

250	Questar Corporation	14,270
	Total Gas Utilities	24,766

	Health Care Providers & Services – 1.4%

300	Aetna Inc.	16,851
	Household Durables – 0.8%

330	Newell Rubbermaid Inc.	9,623
	Household Products – 2.1%

170	Colgate-Palmolive Company	12,966

180	Kimberly-Clark Corporation	12,760
	Total Household Products	25,726

	Industrial Conglomerates – 0.5%

90	Teleflex Inc.	6,589
	Insurance – 7.1%

300	Ace Limited	18,183

291	AFLAC Incorporated	18,269

50	Allied World Assurance Holdings	2,396

119	American Financial Group Inc.	3,558

310	Aon Corporation	14,049

130	Arthur J. Gallagher & Co.	3,459

150	Axis Capital Holdings Limited	5,961

Shares	Description (1)	Value

	Insurance (continued)

110	Chubb Corporation	$5,869

144	Philadelphia Consolidated Holding Corporation, (2)	5,875

312	WR Berkley Corporation	9,388
	Total Insurance	87,007

	Leisure Equipment & Products – 1.0%

390	Hasbro, Inc.	11,642
	Machinery – 2.4%

200	AGCO Corporation, (2)	11,936

50	Deere & Company	7,745

150	ITT Industries Inc.	10,038
	Total Machinery	29,719

	Media – 3.0%

110	Cablevision Systems Corporation, (2)	3,226

180	Discovery Holding Company, Series A	5,132

110	Dreamworks Animation SKG Inc., (2)	3,582

710	Walt Disney Company	24,587
	Total Media	36,527

	Metals & Mining – 1.5%

160	Freeport-McMoRan Copper & Gold, Inc.	18,829
	Multiline Retail – 2.7%

410	Costco Wholesale Corporation	27,577

153	Dollar Tree Stores Inc., (2)	5,860
	Total Multiline Retail	33,437

	Multi-Utilities – 0.5%

210	MDU Resources Group Inc.	5,914
	Oil, Gas & Consumable Fuels – 11.5%

472	Chevron Corporation	43,192

240	Frontier Oil Corporation	10,990

390	Hess Corporation	27,928

250	Murphy Oil Corporation	18,408

470	Occidental Petroleum Corporation	32,453

110	Valero Energy Corporation	7,747
	Total Oil, Gas & Consumable Fuels	140,718

	Pharmaceuticals – 4.7%

750	Bristol-Myers Squibb Company	22,493

210	Eli Lilly and Company	11,372

403	Merck & Co. Inc.	23,479
	Total Pharmaceuticals	57,344

	Real Estate – 2.4%

980	Annaly Capital Management Inc.	16,748

50	Essex Property Trust Inc.	6,172

120	Taubman Centers Inc.	7,064
	Total Real Estate	29,984

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Road & Rail – 1.2%

310	Hertz Global Holdings, Inc., (2)	$6,721

60	Union Pacific Corporation	7,682
	Total Road & Rail	14,403

	Semiconductors & Equipment – 1.5%

1,787	Micron Technology, Inc., (2)	18,781
	Software – 1.6%

1,020	Symantec Corporation, (2)	19,156
	Specialty Retail – 0.6%

330	RadioShack Corporation	6,805
	Textiles Apparel & Luxury Goods – 0.8%

110	VF Corporation	9,584
	Thrifts & Mortgage Finance – 2.1%

1,620	Hudson City Bancorp, Inc.	25,369
	Tobacco – 1.1%

251	UST Inc.	13,383
	Total Investments (cost $1,060,727) – 97.4%	1,193,279

	Other Assets Less Liabilities – 2.6%	31,840

	Net Assets – 100%	$1,225,119

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $1,060,727.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$148,951
Depreciation	(16,399)
Net unrealized appreciation (depreciation) of investments	$132,552

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

October 31, 2007

Shares	Description (1)	Value

	Auto Components – 0.7%

180	Thor Industries, Inc.	$8,640
	Beverages – 1.6%

570	Coca-Cola Enterprises Inc.	14,712

110	Pepsi Bottling Group, Inc.	4,739
	Total Beverages	19,451

	Chemicals – 5.0%

190	Air Products & Chemicals Inc.	18,592

300	Lubrizol Corporation	20,364

300	Mosaic Company, (2)	20,940
	Total Chemicals	59,896

	Commercial Banks – 1.5%

237	Northern Trust Corporation	17,825
	Commercial Services & Supplies – 2.6%

250	Dun and Bradstreet Inc.	24,213

220	Republic Services, Inc.	7,522
	Total Commercial Services & Supplies	31,735

	Communications Equipment – 0.3%

110	Juniper Networks Inc., (2)	3,960
	Computers & Peripherals – 4.0%

360	McAfee Inc., (2)	14,886

695	Network Appliance, Inc., (2)	21,886

80	SanDisk Corporation, (2)	3,552

280	Seagate Technology	7,795
	Total Computers & Peripherals	48,119

	Construction & Engineering – 3.8%

190	Fluor Corporation	30,016

180	Jacobs Engineering Group Inc., (2)	15,687
	Total Construction & Engineering	45,703

	Consumer Finance – 1.9%

120	MasterCard, Inc.	22,746
	Containers & Packaging – 1.2%

440	Packaging Corp. of America	14,010
	Diversified Consumer Services – 0.8%

80	ITT Educational Services, Inc., (2)	10,175
	Diversified Financial Services – 2.3%

540	Eaton Vance Corporation	27,016
	Electric Utilities – 5.8%

300	DPL Inc.	8,712

490	Edison International	28,494

149	OGE Energy Corp.	5,707

980	Reliant Energy Inc., (2)	26,970
	Total Electric Utilities	69,883

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Electrical Equipment – 0.3%

60	Thomas & Betts Corporation, (2)	$3,361
	Electronic Equipment & Instruments – 2.7%

50	Mettler-Toledo International Inc., (2)	5,318

470	Thermo Fisher Scientific, Inc., (2)	27,641
	Total Electronic Equipment & Instruments	32,959

	Energy Equipment & Services – 3.6%

580	Global Industries, Limited, (2)	14,280

280	National-Oilwell Varco Inc., (2)	20,507

180	Unit Corporation, (2)	8,599
	Total Energy Equipment & Services	43,386

	Food & Staples Retailing – 0.4%

96	Safeway Inc.	3,264
	Food Products – 0.5%

130	Corn Products International, Inc.	5,530
	Gas Utilities – 3.1%

240	Energen Corporation	15,360

390	Questar Corporation	22,261
	Total Gas Utilities	37,621

	Health Care Equipment & Supplies – 2.0%

110	Applera Corporation-Applied Biosystems Group	4,085

320	Express Scripts, Inc., (2)	20,192
	Total Health Care Equipment & Supplies	24,277

	Health Care Providers & Services – 2.6%

360	Humana Inc., (2)	26,982

184	Wellcare Health Plans Inc., (2)	4,451
	Total Health Care Providers & Services	31,433

	Hotels Restaurants & Leisure – 0.8%

260	Choice Hotels International, Inc.	10,072
	Household Durables – 2.2%

900	Newell Rubbermaid Inc.	26,244
	Industrial Conglomerates – 3.3%

250	Teleflex Inc.	18,303

310	Textron Inc.	21,455
	Total Industrial Conglomerates	39,758

	Insurance – 5.9%

180	Arch Capital Group Limited, (2)	13,459

430	HCC Insurance Holdings Inc.	12,853

249	Philadelphia Consolidated Holding Corporation, (2)	10,159

160	Reinsurance Group of America Inc.	9,141

842	WR Berkley Corporation	25,336
	Total Insurance	70,948

Shares	Description (1)	Value

	Internet & Catalog Retail – 0.9%

120	Amazon.com, Inc., (2)	$10,698
	IT Services – 1.6%

190	FactSet Research Systems Inc.	13,399

190	Total System Services Inc.	5,692
	Total IT Services	19,091

	Leisure Equipment & Products – 0.5%

190	Hasbro, Inc.	5,672
	Machinery – 8.1%

320	AGCO Corporation, (2)	19,098

340	Gardner Denver, Inc., (2)	12,284

210	Harsco Corporation	12,730

360	ITT Industries Inc.	24,091

500	Manitowoc Company Inc.	24,630

120	Timken Company	3,991
	Total Machinery	96,824

	Media – 2.3%

570	Echostar Communications Corporation, (2)	27,907
	Metals & Mining – 1.0%

90	Southern Copper Corporation	12,573
	Multiline Retail – 2.2%

439	Dollar Tree Stores Inc., (2)	16,814

360	Family Dollar Stores, Inc.	9,126
	Total Multiline Retail	25,940

	Multi-Utilities – 0.3%

90	MDU Resources Group Inc.	2,534
	Oil, Gas & Consumable Fuels – 4.1%

160	Frontier Oil Corporation	7,326

200	Hess Corporation	14,322

360	Murphy Oil Corporation	26,507
	Total Oil, Gas & Consumable Fuels	48,155

	Paper & Forest Products – 1.2%

310	Rayonier Inc.	14,970
	Personal Products – 1.1%

290	Herbalife, Limited	12,786
	Pharmaceuticals – 1.1%

730	Warner Chilcott Limited, (2)	13,527
	Real Estate – 4.0%

120	Essex Property Trust Inc.	14,812

150	Kilroy Realty Corporation	9,756

90	SL Green Realty Corporation	10,859

210	Taubman Centers Inc.	12,363
	Total Real Estate	47,790

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Road & Rail – 1.1%

200	Hertz Global Holdings, Inc., (2)	$4,336

210	Landstar System	8,839
	Total Road & Rail	13,175

	Semiconductors & Equipment – 2.8%

1,684	Micron Technology, Inc., (2)	17,699

630	National Semiconductor Corporation	15,838
	Total Semiconductors & Equipment	33,537

	Software – 2.6%

550	Autodesk, Inc., (2)	26,895

120	Intuit Inc., (2)	3,860
	Total Software	30,755

	Specialty Retail – 3.1%

250	Barnes & Noble Inc.	9,660

870	Gap, Inc.	16,443

560	RadioShack Corporation	11,547
	Total Specialty Retail	37,650

	Thrifts & Mortgage Finance – 2.2%

1,670	Hudson City Bancorp, Inc.	26,152
	Total Investments (cost $1,051,372) – 99.1%	1,187,748

	Other Assets Less Liabilities – 0.9%	10,765

	Net Assets – 100%	$1,198,513

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $1,051,372.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$169,272
Depreciation	(32,896)
Net unrealized appreciation (depreciation) of investments	$136,376

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

October 31, 2007

Shares	Description (1)	Value

	Aerospace & Defense – 4.3%

260	Boeing Company	$25,633

210	Lockheed Martin Corporation	23,108
	Total Aerospace & Defense	48,741

	Beverages – 1.6%

140	Coca-Cola Company	8,646

210	Pepsi Bottling Group, Inc.	9,047
	Total Beverages	17,693

	Biotechnology – 3.3%

120	Cephalon, Inc., (2)	8,849

370	Genzyme Corporation, (2)	28,108
	Total Biotechnology	36,957

	Chemicals – 3.1%

130	Air Products & Chemicals Inc.	12,721

90	Ecolab Inc.	4,245

50	Mosaic Company, (2)	3,490

170	Praxair, Inc.	14,532
	Total Chemicals	34,988

	Commercial Banks – 0.3%

50	Northern Trust Corporation	3,761
	Commercial Services & Supplies – 1.3%

60	Dun and Bradstreet Inc.	5,811

60	Stericycle Inc., (2)	3,500

150	Waste Management, Inc.	5,459
	Total Commercial Services & Supplies	14,770

	Communications Equipment – 3.4%

270	Corning Incorporated	6,553

750	QUALCOMM Inc.	32,047
	Total Communications Equipment	38,600

	Computers & Peripherals – 8.4%

240	Apple, Inc., (2)	45,583

390	Dell Inc., (2)	11,934

450	Hewlett-Packard Company	23,256

100	McAfee Inc., (2)	4,135

350	Network Appliance, Inc., (2)	11,022
	Total Computers & Peripherals	95,930

	Construction & Engineering – 2.2%

160	Fluor Corporation	25,280
	Consumer Finance – 4.6%

510	American Express Company	31,084

110	MasterCard, Inc.	20,851
	Total Consumer Finance	51,935

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Containers & Packaging – 0.2%

110	Pactiv Corporation, (2)	$3,022
	Diversified Consumer Services – 0.6%

50	ITT Educational Services, Inc., (2)	6,360
	Diversified Financial Services – 2.8%

160	Eaton Vance Corporation	8,005

230	Nasdaq Stock Market, Inc., (2)	10,741

150	State Street Corporation	11,966
	Total Diversified Financial Services	30,712

	Electric Utilities – 0.3%

110	DPL Inc.	3,194
	Electrical Equipment – 1.2%

110	Emerson Electric Co.	5,750

80	Energizer Holdings Inc.	8,344
	Total Electrical Equipment	14,094

	Electronic Equipment & Instruments – 2.1%

410	Thermo Fisher Scientific, Inc., (2)	24,112
	Energy Equipment & Services – 5.4%

290	Global Industries, Limited, (2)	7,140

710	Halliburton Company	27,988

270	National-Oilwell Varco Inc., (2)	19,775

120	Tidewater Inc.	6,560
	Total Energy Equipment & Services	61,463

	Food & Staples Retailing – 1.8%

580	Kroger Co.	17,046

60	Wm. Wrigley Jr. Company	3,700
	Total Food & Staples Retailing	20,746

	Food Products – 2.9%

190	H.J. Heinz Company	8,888

230	Kellogg Company	12,142

120	Monsanto Company	11,716
	Total Food Products	32,746

	Gas Utilities – 1.0%

190	Questar Corporation	10,845
	Health Care Equipment & Supplies – 5.0%

450	Baxter International Inc.	27,005

120	Becton, Dickinson and Company	10,015

320	Express Scripts, Inc., (2)	20,192
	Total Health Care Equipment & Supplies	57,212

	Health Care Providers & Services – 2.0%

270	Humana Inc., (2)	20,237

90	Wellcare Health Plans Inc., (2)	2,177
	Total Health Care Providers & Services	22,414

Shares	Description (1)	Value

	Hotels Restaurants & Leisure – 1.3%

80	Choice Hotels International, Inc.	$3,099

200	McDonald’s Corporation	11,940
	Total Hotels Restaurants & Leisure	15,039

	Household Durables – 0.9%

340	Newell Rubbermaid Inc.	9,914
	Household Products – 1.8%

150	Colgate-Palmolive Company	11,441

130	Kimberly-Clark Corporation	9,216
	Total Household Products	20,657

	Insurance – 0.9%

90	HCC Insurance Holdings Inc.	2,690

40	Philadelphia Consolidated Holding Corporation, (2)	1,632

200	WR Berkley Corporation	6,018
	Total Insurance	10,340

	Internet & Catalog Retail – 1.4%

180	Amazon.com, Inc., (2)	16,047
	Internet Software & Services – 0.4%

140	eBay Inc., (2)	5,054
	IT Services – 1.8%

440	Accenture Limited	17,182

50	FactSet Research Systems Inc.	3,526
	Total IT Services	20,708

	Machinery – 2.5%

180	AGCO Corporation, (2)	10,742

60	Harsco Corporation	3,637

140	ITT Industries Inc.	9,369

90	Manitowoc Company Inc.	4,433
	Total Machinery	28,181

	Media – 4.4%

260	DIRECTV Group, Inc., (2)	6,885

280	Discovery Holding Company, Series A	7,983

480	Echostar Communications Corporation, (2)	23,501

320	Walt Disney Company	11,082
	Total Media	49,451

	Metals & Mining – 2.1%

170	Southern Copper Corporation	23,749
	Multiline Retail – 4.5%

160	Big Lots, Inc., (2)	3,837

350	Costco Wholesale Corporation	23,541

160	Dollar Tree Stores Inc., (2)	6,128

300	Family Dollar Stores, Inc.	7,605

180	Kohl’s Corporation, (2)	9,895
	Total Multiline Retail	51,006

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 0.8%

210	Frontier Oil Corporation	$9,616
	Paper & Forest Products – 0.1%

50	Rayonier Inc.	2,415
	Personal Products – 0.6%

150	Herbalife, Limited	6,614
	Pharmaceuticals – 3.3%

530	Bristol-Myers Squibb Company	15,895

90	Eli Lilly and Company	4,874

210	Merck & Co. Inc.	12,235

150	Schering-Plough Corporation	4,578
	Total Pharmaceuticals	37,582

	Real Estate – 0.6%

30	Essex Property Trust Inc.	3,703

50	Taubman Centers Inc.	2,944
	Total Real Estate	6,647

	Road & Rail – 0.3%

80	Landstar System	3,367
	Semiconductors & Equipment – 3.8%

1,620	Intel Corporation	43,577
	Software – 6.5%

580	Adobe Systems Incorporated, (2)	27,782

360	Autodesk, Inc., (2)	17,604

330	Intuit Inc., (2)	10,616

940	Symantec Corporation, (2)	17,653
	Total Software	73,655

	Specialty Retail – 1.1%

50	AutoZone, Inc., (2)	6,221

280	RadioShack Corporation	5,774
	Total Specialty Retail	11,995

	Textiles Apparel & Luxury Goods – 0.7%

100	Coach, Inc., (2)	3,656

80	Guess Inc.	4,111
	Total Textiles Apparel & Luxury Goods	7,767

	Thrifts & Mortgage Finance – 1.0%

760	Hudson City Bancorp, Inc.	11,902
	Tobacco – 0.5%

100	UST Inc.	5,332
	Total Investments (cost $991,928) – 99.1%	1,126,190

	Other Assets Less Liabilities – 0.9%	9,849

	Net Assets – 100%	$1,136,039

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $992,750.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$154,386
Depreciation	(20,946)
Net unrealized appreciation (depreciation) of investments	$133,440

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

October 31, 2007

Shares	Description (1)	Value

	Aerospace & Defense – 9.4%

340	Boeing Company	$33,520

320	Lockheed Martin Corporation	35,212

430	Raytheon Company	27,352
	Total Aerospace & Defense	96,084

	Beverages – 3.3%

340	Coca-Cola Company	20,998

290	Pepsi Bottling Group, Inc.	12,493
	Total Beverages	33,491

	Biotechnology – 4.5%

290	Genentech, Inc., (2)	21,498

320	Genzyme Corporation, (2)	24,310
	Total Biotechnology	45,808

	Chemicals – 1.7%

290	Ashland Inc.	17,029
	Commercial Services & Supplies – 1.9%

80	Dun and Bradstreet Inc.	7,748

120	Stericycle Inc., (2)	7,000

120	Waste Management, Inc.	4,367
	Total Commercial Services & Supplies	19,115

	Computers & Peripherals – 3.3%

100	Apple, Inc., (2)	18,995

360	Dell Inc., (2)	11,016

130	Network Appliance, Inc., (2)	4,094
	Total Computers & Peripherals	34,105

	Diversified Consumer Services – 0.7%

60	ITT Educational Services, Inc., (2)	7,631
	Diversified Financial Services – 1.2%

250	Eaton Vance Corporation	12,508
	Electric Utilities – 5.8%

170	American Electric Power Company, Inc.	8,196

370	Edison International	21,516

80	FPL Group, Inc.	5,474

870	Reliant Energy Inc., (2)	23,942
	Total Electric Utilities	59,128

	Electronic Equipment & Instruments – 1.2%

60	Mettler-Toledo International Inc., (2)	6,381

100	Thermo Fisher Scientific, Inc., (2)	5,881
	Total Electronic Equipment & Instruments	12,262

	Energy Equipment & Services – 1.2%

130	Dresser Rand Group, Inc., (2)	5,031

140	Tidewater Inc.	7,654
	Total Energy Equipment & Services	12,685

Shares	Description (1)	Value

	Food Products – 7.8%

340	ConAgra Foods, Inc.	$8,068

360	General Mills, Inc.	20,783

330	H.J. Heinz Company	15,437

350	Kellogg Company	18,477

170	Monsanto Company	16,597
	Total Food Products	79,362

	Gas Utilities – 2.0%

360	Questar Corporation	20,549
	Health Care Equipment & Supplies – 6.5%

540	Baxter International Inc.	32,404

170	Becton, Dickinson and Company	14,188

180	DENTSPLY International Inc.	7,466

120	Express Scripts, Inc., (2)	7,572

140	Lincare Holdings	4,868
	Total Health Care Equipment & Supplies	66,498

	Health Care Providers & Services – 7.0%

250	Coventry Health Care, Inc., (2)	15,078

100	Henry Schein Inc.	5,990

390	Humana Inc., (2)	29,231

250	Laboratory Corporation of America Holdings, (2)	17,188

160	Wellcare Health Plans Inc., (2)	3,870
	Total Health Care Providers & Services	71,357

	Household Products – 6.5%

460	Colgate-Palmolive Company	35,083

440	Kimberly-Clark Corporation	31,192
	Total Household Products	66,275

	Insurance – 7.1%

540	AFLAC Incorporated	33,900

130	American Financial Group Inc.	3,887

110	Arch Capital Group Limited, (2)	8,225

180	Axis Capital Holdings Limited	7,153

150	HCC Insurance Holdings Inc.	4,484

140	Philadelphia Consolidated Holding Corporation, (2)	5,712

300	WR Berkley Corporation	9,027
	Total Insurance	72,388

	IT Services – 2.6%

510	Accenture Limited	19,916

90	FactSet Research Systems Inc.	6,347
	Total IT Services	26,263

	Life Sciences Tools & Services – 0.8%

100	Covance, Inc.	8,250
	Machinery – 1.6%

240	ITT Industries Inc.	16,061

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

October 31, 2007

Shares	Description (1)	Value

	Media – 6.2%

440	Echostar Communications Corporation, (2)	$21,542

380	McGraw-Hill Companies, Inc.	19,015

110	Meredith Corporation	6,848

360	Regal Entertainment Group, Class A	8,125

220	Walt Disney Company	7,619
	Total Media	63,149

	Metals & Mining – 1.6%

140	Freeport-McMoRan Copper & Gold, Inc.	16,475
	Multiline Retail – 4.6%

110	Costco Wholesale Corporation	7,399

150	Dollar Tree Stores Inc., (2)	5,745

380	Family Dollar Stores, Inc.	9,633

250	Kohl’s Corporation, (2)	13,743

170	Target Corporation	10,431
	Total Multiline Retail	46,951

	Multi-Utilities – 0.5%

160	MDU Resources Group Inc.	4,506
	Paper & Forest Products – 0.6%

110	Rayonier Inc.	5,312
	Real Estate Investment Trust – 1.4%

60	Essex Property Trust Inc.	7,406

120	Taubman Centers Inc.	7,064
	Total Real Estate Investment Trust	14,470

	Road & Rail – 0.5%

110	Landstar System	4,630
	Software – 3.9%

490	Adobe Systems Incorporated, (2)	23,471

330	Autodesk, Inc., (2)	16,137
	Total Software	39,608

	Tobacco – 2.1%

410	UST Inc.	21,861
	Total Investments (cost $975,969) – 97.5%	993,811

	Other Assets Less Liabilities – 2.5%	25,137

	Net Assets – 100%	$1,018,948

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $975,969.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$45,451
Depreciation	(27,609)
Net unrealized appreciation (depreciation) of investments	$17,842

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2007